Investments in associates and joint ventures - Reconciliation of equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in associates and joint ventures
Equity of the joint venture	$ 6,073,255	$ 5,875,015
Interligao Eltrica do Madeira
Investments in associates and joint ventures
Equity of the joint venture	$ 3,119,012	$ 3,160,818
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 1,590,696	$ 1,612,017
Carrying amount of the investment	1,590,696	1,612,017
Transmissora Aliana de Energia Eltrica
Investments in associates and joint ventures
Equity of the joint venture	$ 4,942,790	$ 5,273,100
% of Ecopetrol's ownership	14.88%	14.88%
Ecopetrol's ownership	$ 735,487	$ 784,637
Additional value of the investment	142,820	177,988
Carrying amount of the investment	878,307	962,625
Equion Energa Limited
Investments in associates and joint ventures
Equity of the joint venture	$ 1,597,163	$ 1,329,394
% of Ecopetrol's ownership	51.00%	51.00%
Ecopetrol's ownership	$ 814,553	$ 677,991
Additional value of the investment	375,694	375,694
Impairment	(392,809)	(408,183)
Unrealized gain	(11,968)	(16,267)
Carrying amount of the investment	$ 785,470	$ 629,235